Label	Element	Value
Wasatch Long/Short Alpha Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Wasatch Long/Short Alpha Fund™ — Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The tables below describe the fees and expenses that you may pay if you buy, sell or hold shares of the Fund.
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment.)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(Expenses that you pay each year as a percentage of the value of your investment.)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). Higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover is not available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimates for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invested $10,000 in the applicable class of the Fund for the time periods indicated and then redeemed all of your shares at the end of those periods. The example also assumes that your investment had a 5% return each year and that operating expenses (as a percentage of net assets) of the Fund remained the same. This example reflects contractual fee waivers and reimbursements through January 31, 2023. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests primarily in long equity positions and short equity positions.
The Fund seeks to provide higher risk-adjusted returns with lower volatility compared to domestic equity markets. Under normal market conditions, the Fund will establish long and short positions in a portfolio of equity securities of companies of all market capitalizations. The Fund seeks to take long positions in companies the Advisor believes have the potential for above average revenue and earnings growth. The Fund may also take long positions in companies the Advisor believes are overly discounted. The Fund’s long positions are intended to benefit from rising valuations while the Fund’s short positions are intended to benefit from declining valuations or as a hedge against the long positions. The equity securities in which the Fund may invest include common stock, preferred stock, and depositary receipts, which are negotiable certificates typically issued by a bank representing stock owned in a foreign company.
The use of both long and short positions allows the Advisor to invest based on both its positive and negative views on individual stocks. When the Fund takes a long position in a security, it purchases the security outright. When the Fund takes a short position, it sells a security that the Fund does not own at the current market price and delivers to the buyer a security that the Fund has borrowed. The Fund will sell a security short if it expects that it will be able to purchase the security back at a lower price than the price at which it sold the security short.
The Fund borrows securities to sell short from its custodian through a program under which the custodian acts as the securities lender (the “Enhanced Custody Program”). When the Fund borrows a security to sell short, the Fund is obligated to return the security to the lender, which is accomplished by a later purchase of the security by the Fund. Until the borrowed security is replaced, the Fund is required to pay to the lender amounts equal to any dividends or interest that accrue during the period of the loan. In addition, to borrow the security, the Fund may be required to pay a premium to the lender, and will pay fees in connection with the borrowing, including borrowing costs, financing fees and other charges incurred in maintaining related margin collateral.
The Fund may use all or a portion of the proceeds of its short sales to purchase additional long positions which may create leverage.
The Fund intends to generally maintain a net long exposure to the equity market (measured as the market value of the long positions minus the market value of the short positions) that is greater than the 0% exposure, but less than 100% exposure provided by a fund that invests only in long positions. Short positions are expected to not exceed 60% of the value of a Fund’s net assets under normal market conditions. The goal is to allow the Fund to benefit from a rising market, although to a lesser extent than a “long-only” fund, while still affording some protection from a falling market because of the Fund’s short positions, which are designed to perform inversely to the market. Accordingly, the Fund is not intended to be a “market neutral” fund (i.e., a fund that is designed to produce a return that is neutral with respect to general stock market movements).
The Advisor will select securities using an investment process that combines quantitative and “bottom-up“ fundamental analysis, with the Advisor taking long positions in companies that it believes have above average revenue and earnings growth potential, and short positions in companies that it expects to underperform. Securities are generally added to the portfolio as long or short positions based upon security rankings provided by multi-factor quantitative models and on fundamental analysis of securities. The research analysis may include, among other things, prescreening potential investments using databases and industry contacts, analyzing companies’ annual reports and financial statements, making onsite visits, meeting with top management, evaluating the competitive environment, looking at distribution channels and identifying areas of potential growth. The Advisor may also utilize risk management techniques to establish constraints on the amount of exposure to individual securities, industries, countries and a variety of quantitative factors, such as quality, growth, value, momentum and leverage factors. The Advisor will generally sell a security if, among other things, the rankings provided by the quantitative models decline and/or research analysis reveals a deterioration of the company’s fundamentals.
The Fund is expected to invest across all market capitalization levels, ranging from micro capitalization stocks to larger capitalization stocks. However the Advisor expects under normal market conditions to invest a significant portion (greater than 35%) of the Fund‘s assets in small to mid-size companies with market capitalizations of greater than $2 billion at the time of purchase.
Under normal market conditions, the Advisor expects to invest the Fund’s assets primarily (greater than 65%) in companies domiciled in the U.S. or listed on a U.S. exchange. The Fund may invest a large percentage of its assets (greater than 5%) in a few sectors, including communications services, consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, and utilities.
The Fund is classified as a non-diversified mutual fund, which means that the Fund may invest a larger percentage of its assets in the securities of a small number of issuers than a diversified fund.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund may invest a large percentage of its assets (greater than 5%) in a few sectors, including communications services, consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, and utilities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
All investments carry some degree of risk that will affect the value of the Fund, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
The Fund is subject to the following principal investment risks:
Short Sales Risk. The Fund will incur a loss as a result of a short sale if the price of the security sold short increases in value between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed security. In addition, the securities sold short may have to be returned to the lender on short notice, which may result in the Fund having to buy the securities sold short at an unfavorable price to close out a short position. If this occurs, any anticipated gain to the Fund may be reduced or eliminated or the short sale may result in a loss. In a rising stock market, the Fund’s short positions may significantly impact the Fund’s overall performance and cause the Fund to underperform traditional long-only equity funds or to sustain losses, particularly in a sharply rising market. Because losses on short sales arise from increases in the value of the security sold short, such losses are theoretically unlimited. By contrast, a loss on a long position arises from decreases in the value of the security and is limited by the fact that a security’s value cannot go below zero. The use of short sales may also cause the Fund to have higher expenses than other funds. To the extent the Fund invests the proceeds received from selling securities short in additional long positions, the Fund is engaging in a form of leverage that may magnify gains or losses for the Fund. Leverage can result in losses to the Fund that exceed the amount originally invested and may accelerate the rate of losses. Leverage tends to magnify, sometimes significantly, the effect of any increase or decrease in the Fund’s exposure to an asset or class of assets and may cause the value of the Fund’s shares to be volatile and sensitive to market swings. There can be no assurance that the Fund’s use of short sales and any leverage will be successful.
To facilitate the Fund’s short sale strategy, the Fund borrows securities through the Enhanced Custody Program offered by the custodian. Under an agreement between the custodian and the Fund, the custodian will act as the lender of the securities the Fund intends to sell short. Participation in the program entails various risks including: (a) there is no guarantee that the lender has access to all securities the Fund may sell short or borrowed securities may have to be returned earlier than anticipated which may impact the Fund’s ability to execute its stated investment strategy; (b) borrowing costs and associated fees and loan rates may not be favorable or may change resulting in greater costs to the Fund than originally anticipated which may impact the ability of the Fund to execute its stated investment objective; (c) credit risk of the custodian to the extent the value of the collateral provided to the custodian exceeds the value of the borrowed securities provided to the Fund; (d) operational risk of the custodian in administering its program, such as administrative errors with trade settlements or calculating the value of collateral or borrowed securities; and (e) the custodian may discontinue the Enhanced Custody Program, eliminating the Fund’s ability to borrow securities to sell short.
Quantitative Model Risk. The Advisor uses quantitative models to help construct the Fund’s portfolio. The utilization of quantitative models entails the risk that a model may be limited or incorrect, that the data on which a model relies may be incorrect or incomplete and that the Advisor may not be successful in selecting companies for investment or determining the weighting of particular stocks in the Fund’s portfolio. To the extent that a model is based upon incorrect or incomplete data, the Fund could be induced to buy certain investments at prices that are too high, to sell certain investments at prices that are too low, to sell short certain investments that do not experience the expected price declines, to miss favorable opportunities altogether, or to expose the Fund to more risk than intended. Any of these factors could cause the Fund to underperform funds with similar strategies that do not rely on quantitative analysis for portfolio construction. Furthermore, if at any time the market is not favoring the Fund’s quantitative investment style, the Fund’s gains may not be as big as, or its losses may be bigger than, those of other equity funds using different investment styles. There can be no assurance that the quantitative models used in managing the Fund will perform as anticipated or enable the Fund to achieve its objective.
Market Risk. Since the Fund has both a “long” and “short” portfolio, an investment in the Fund will involve market risks associated with different investment decisions than those made for a typical “long only” stock fund. The Fund’s results will suffer both when there is a general stock market advance and the Fund holds significant “short” equity positions or when there is a general stock market decline and the Fund holds significant “long” equity positions. The market value of the Fund’s investments may go up or down, sometimes rapidly or unpredictably and for short or extended periods of time. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments due to short-term market movements or for any longer periods during more prolonged market cycles. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on the long positions held by the Fund, and therefore the Fund. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Such events also could adversely affect the prices and liquidity of the Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of the Fund’s shares and result in increased market volatility.
Global Pandemic Risk. The value of the Fund’s investments may be impacted by global health crises or other events. For example, an outbreak of the respiratory disease designated as Covid-19 was first detected in China in December 2019 and subsequently spread internationally. The transmission of Covid-19 and efforts to contain its spread have resulted in international, national and local border closings and other significant travel restrictions and disruptions; significant disruptions to business operations across many industries, supply chains and customer activity; event cancellations and restrictions; service cancellations, reductions and other changes; significant challenges in health care service preparation and delivery; and quarantines, as well as general concern and uncertainty that has negatively affected the economic environment. These impacts also have caused significant market volatility and disruption which may continue over extended periods. The ultimate impact of Covid-19 or other health emergencies on the domestic and global economies is impossible to predict accurately. Less developed countries and their health systems may be more vulnerable to these impacts. The impact of this Covid-19 pandemic may be short term or may last for an extended period of time, and in either case could result in a substantial economic downturn or recession and may adversely impact the value of an investment in the Fund.
Stock Market Risk. The Fund’s investments may decline in value due to movements in the overall stock market.
Stock Selection Risk. The Fund is actively managed, and its performance therefore will reflect, in part, the ability of the portfolio managers to select investments and to make investment decisions that are suited to achieving the Fund’s investment objective. Due to its active management, the Fund could underperform its benchmark index and/or other funds with a similar investment objective and/or strategy or it may lose value even when the overall stock market is not in a general decline.
Equity Securities Risk. Equity securities represent ownership in a company. They may be traded (bought or sold) on a securities exchange or stock market. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of the Fund’s long positions in equity securities. The value of equity securities held in the Fund’s long portfolio could decline if the financial condition of the companies in which the Fund invests declines or if overall market and economic conditions deteriorate. The value of the Fund’s long positions in equity securities may also decline due to factors that affect a particular industry or industries such as labor shortages, an increase in production costs and changes in competitive conditions within an industry. In addition, the value of equity securities may decline due to general market conditions not specifically related to a company or industry such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, changes in government regulations, or generally adverse investor sentiment. Conversely, the value of the Fund’s short positions may decline because of an increase in the equity market as a whole or because of increases in the prices of securities of a particular company, industry, or sector of the market. Certain equity securities may be less liquid, meaning that they may be difficult to sell or buy at a time or price that is desirable, than other types of securities, or they may be illiquid. Some securities exchanges or stock markets may also be less liquid or illiquid due to low trading volume.
Common Stock Risk. The equity securities in which the Fund may invest include common stock. The value of an investment in common stock may fluctuate due to the many risks generally affecting equity securities described above. Accordingly, the value of common stock may fall due to, among other things, changes in the activities, performance and the financial condition relating to the particular companies whose securities the Fund owns; general market and economic trends; changes in the industries in which the issuers of the securities held by the Fund operate; regulatory changes; interest rate and currency changes; and investor perceptions. In addition, common stock holds the lowest priority in the capital structure of a company and therefore takes the largest share of the company’s risk and its accompanying volatility. The rights of common stockholders generally are subordinate to all other claims on a company’s assets, including preferred stockholders and debt holders with respect to the payment of dividends and upon the liquidation or bankruptcy of the issuing company. The common stock of a company that experiences financial distress may lose significant value or become worthless, and therefore the Fund could lose money if a company in which it invests becomes financially distressed.
Depositary Receipts Risk. The Fund may invest in securities of foreign issuers in the form of depositary receipts. A depositary receipt is issued by a bank or trust company to evidence its ownership of securities of a non-local corporation. The Fund may invest in both sponsored and unsponsored depositary receipts, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”). ADRs are receipts or shares typically issued by an American bank or trust company that evidence ownership of underlying securities issued by a foreign corporation and are alternatives to purchasing the underlying securities directly in their national markets and currencies. EDRs are receipts in bearer form traded in the European securities markets that evidence a similar ownership arrangement, and GDRs are receipts issued throughout the world that also evidence a similar ownership arrangement. Investments in depositary receipts may be subject to many of the same risks associated with direct investments in the securities of foreign companies, such as currency, political, liquidity, regulatory, economic and market risks because their values depend on the performance of non-dollar denominated underlying foreign securities. The depositary receipts may also involve higher expenses and may trade at a discount (or premium) to the underlying security and their values may change materially at times when the U.S. markets are not open for trading. In addition, the currency of a depositary receipt may be different than the currency of the underlying securities into which they may be converted. Movements in the exchange rate between the local currency of the foreign security and the currency in which the depositary receipt is denominated may adversely affect the value of the depositary receipt even if the price of the foreign security does not change on its market. Even if the depositary receipt is denominated in U.S. currency, the depositary receipts are subject to currency risk if the underlying security is denominated in a foreign currency. The Fund also may invest in sponsored or unsponsored depositary receipts. A sponsored depositary receipt is issued by a depositary that has a relationship with the issuer of the underlying security. Unsponsored depositary receipts are organized independently and without the cooperation of the issuer of the underlying securities. As a result, the holder of an unsponsored depositary receipt may have limited voting rights and may not receive as much information or as current of information as would a holder of a sponsored depositary receipt since the issuer is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights to the holders of unsponsored depositary receipts. Unsponsored receipts may also involve higher expenses, be less liquid and have more volatile prices.
Foreign Securities Risk. Securities of foreign companies, when purchased directly or indirectly through depositary receipts, are generally more volatile and less liquid than U.S. securities. Further, foreign securities may be subject to additional risks not associated with investments in U.S. securities. Differences in the economic and political environment, the amount of available public information, the amount of taxation, limitations on the use or transfer of Fund assets, the degree of market regulation, settlement practices, the potential for permanent or temporary termination of trading, and financial reporting, accounting and auditing standards, and, in the case of foreign currency-denominated securities, fluctuations in currency exchange rates, can have a significant effect on the value of a foreign security. Additionally, certain countries may restrict foreign investment in their securities and may utilize formal or informal currency-exchange controls or “capital controls.” Capital controls may impose restrictions on the Fund’s ability to repatriate investments or income.  Such capital controls can also have a significant effect on the value of the Fund’s holdings.
Preferred Stock Risk. The equity securities in which the Fund may invest include preferred stock. Preferred stock, unlike common stock, may offer a stated dividend rate payable from the issuer’s earnings. Preferred stock dividends may be cumulative, non-cumulative, participating or auction rate. If interest rates rise, the fixed dividend on a preferred stock may be less attractive, causing the price of the preferred stock to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline affecting the stock’s price. Preferred stocks generally are subordinate to bonds and other debt instruments in the company’s capital structure and therefore are subject to greater credit risk. Further, holders of preferred stocks generally have no voting rights subject to exceptions when preferred dividends have been in arrears for a specified number of periods.
Small- and Mid-Cap Company Stock Risk. Small- and mid-cap company stocks may be very sensitive to changing economic conditions and market downturns because the issuers often have narrow markets for their products or services, fewer product lines, and more limited managerial and financial resources than larger issuers. The stocks of small- and mid-cap companies may therefore be more volatile and the ability to sell these stocks at a desirable time or price may be more limited.
Micro Cap Company Stock Risk. Micro cap stocks may be very sensitive to changing economic conditions and market downturns because the issuers often have narrow markets for their products and services, fewer product lines, and more limited managerial and financial resources than larger issuers. The stocks of micro cap companies may therefore be more volatile and the ability to sell these stocks at a desirable time or price may be more limited.
Growth Stock Risk. Growth stock prices may be more sensitive to changes in companies’ current or expected earnings than the prices of other stocks, and growth stock prices may fall or may not appreciate in step with the broader securities markets. Growth companies may be newer or smaller companies and may retain a large part of their earnings for research, development or investments in capital assets.
Liquidity Risk. The trading market for a particular security or type of security in which the Fund invests may be significantly less liquid than developed or even emerging markets, and there may be little or no trading volume for a period of time for a particular security. Reduced liquidity will have an adverse impact on the Fund’s ability to sell such securities quickly at a desired price when necessary to meet the Fund’s liquidity needs or in response to a specific economic event, or to buy securities to cover short positions. It may be difficult at times to buy or sell such securities at any price, which could impact not only the daily net asset value (NAV) of the Fund, but also the composition of the portfolio if other securities must be sold to meet the Fund’s liquidity needs or cover short positions. Additionally, market quotations for such securities may be volatile affecting the daily NAV of the Fund.
Sector and Industry Weightings Risk. To the extent the Fund emphasizes, from time to time, investments in a particular sector, the Fund will be subject to a greater degree to the risks particular to that sector, including the sectors described below. Market conditions, interest rates, and economic, political, regulatory, or financial developments could significantly affect all the securities in a single sector. If the Fund invests in a few sectors, it may have increased exposure to the price movements of securities in those sectors. The Fund may also from time to time make significant investments in an industry or industries within a particular sector. The industries that constitute a sector may all react in the same way to economic, political or regulatory events. Adverse conditions in such industry or industries could have a correspondingly adverse effect on the financial condition of issuers. These conditions may cause the value of the Fund’s shares to fluctuate more than the values of shares of funds that invest in a greater variety of investments.
Communication Services Sector Risk. The communication services sector includes diversified telecommunication services companies, wireless telecommunication services companies, and media and entertainment companies. The communication services sector is subject to government regulation and can be significantly affected by intense competition and technology changes, which may make the products and services of certain companies obsolete. Wireless telecommunication services companies can be significantly affected by failure to obtain, or delays in obtaining, financing or regulatory approval, intense competition, product incompatibility, changing consumer preferences, rapid obsolescence, significant capital expenditures, and heavy debt burdens. Media and entertainment companies can be significantly affected by technological advances, government regulation, and changing consumer preferences.
Consumer Discretionary Sector Risk. The consumer discretionary sector includes companies in industries such as consumer services, household durables, leisure products, textiles, apparel and luxury goods, hotels, restaurants, retailing, e-commerce, and automobiles. Companies in the consumer discretionary sector may be significantly impacted by the performance of the overall domestic and global economy and by interest rates. The consumer discretionary sector relies heavily on disposable household income and spending. Companies in this sector may be subject to severe competition, which may have an adverse impact on their respective profitability. The retail industry can be significantly affected by changes in demographics, and consumer tastes and shopping habits, which can also affect the demand for, and success of, consumer products and services in the marketplace. The automotive industry is highly cyclical and can be significantly affected by labor relations and fluctuating component prices.
Consumer Staples Sector Risk. The consumer staples sector includes companies in the food and staples retailing, food, beverage and tobacco, and household and personal products industry groups. Companies in the consumer staples sector may be affected by demographics and product trends, competitive pricing, food fads, marketing campaigns, environmental factors, changes in consumer demands, the performance of the overall domestic and global economy, interest rates, consumer confidence and spending, and changes in commodity prices. Consumer staples companies may be subject to government regulations that may affect the permissibility of using various food additives and production methods. Tobacco companies may be adversely affected by regulation, legislation and/or litigation.
Energy Sector Risk. The energy sector includes companies in the energy equipment and services, and oil, gas and consumable fuels industry groups. The value of companies in these industry groups is particularly vulnerable to developments in the energy sector, which may include swift fluctuations in the price and supply of energy fuels caused by events relating to international politics, energy conservation initiatives, the success of exploration projects, the supply of, and demand for, specific energy-related products or services, and tax and other governmental regulatory policies. Oil and gas companies develop and produce crude oil and natural gas and provide related resources such as production- and distribution-related services. Stock prices for oil and gas companies in particular are affected by supply and demand both for companies’ specific products or services and for energy products in general. The performance of these companies will likewise be affected by the price of oil and gas, exploration and production spending, government regulation, world events and economic conditions. Weak demand for energy companies’ products or services or for energy products and services in general, as well as negative developments in these other areas, would adversely impact the energy stocks in which the Fund invests and the Fund’s performance. Oil and gas exploration and production companies can be significantly affected by natural and man-made disasters as well as changes in currency exchange rates, interest rates, government regulation, world events and economic conditions, and the companies may be at risk for environmental damage claims.
Financials Sector Risk. The financials sector includes companies in the banks, diversified financials, and insurance industry groups. Companies in the financials sector are subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. Banking companies, including thrifts and mortgage finance and consumer finance companies, may be affected by extensive government regulation, which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers can negatively affect banking companies. Banking companies may also be subject to severe price competition. Competition is high among banking companies and failure to maintain or increase market share may result in lost market value. Capital markets, a sub-industry of diversified financials, may be affected by extensive government regulation as well as economic and other financial events that could cause fluctuations in the stock market, impacting the overall value of investments. The insurance industry may be affected by extensive government regulation and can be significantly affected by interest rates, general economic conditions, and price and marketing competition. Different segments of the insurance industry can be significantly affected by natural disasters, mortality and morbidity rates, and environmental clean-up.
Health Care Sector Risk. The health care sector includes companies in the health care equipment and services, and pharmaceuticals, biotechnology and life sciences industry groups. Health care companies are strongly affected by worldwide scientific or technological developments. Their products may rapidly become obsolete. Many health care companies are also subject to significant government regulation and may be affected by changes in government policies. Companies in the pharmaceuticals, biotechnology and life sciences industry group in particular are heavily dependent on patent protection, and the expiration of patents may adversely affect the profitability of such companies. These companies are also subject to extensive litigation based on product liability and other similar claims. Many new products are subject to government approval and the process of obtaining government approval can be long and costly, and even approved products are susceptible to obsolescence. These companies are also subject to competitive forces that may make it difficult to increase prices, or that may lead to price reductions.
Industrials Sector Risk. The industrials sector includes companies in the capital goods, commercial and professional services and transportation industry groups, including companies engaged in the business of human capital management, business research and consulting, air freight and logistics, airlines, maritime shipping and transportation, railroads and trucking, transportation infrastructure, and aerospace and defense. Companies in the industrials sector can be significantly affected by general economic trends, including such factors as employment and economic growth, interest rate changes, changes in consumer spending, legislative and government regulation and spending, import controls, commodity prices, and worldwide competition. Changes in the economy, fuel prices, labor agreements, and insurance costs may result in occasional sharp price movements in transportation securities. Aerospace and defense companies rely, to a significant extent, on government demand for their products and services. The financial condition of, and investor interest in, aerospace and defense companies are heavily influenced by government defense spending policies.
Information Technology Sector Risk. The information technology sector includes companies in the software and services, technology hardware and equipment, and semiconductors and semiconductor equipment industry groups. Companies in the information technology sector are subject to rapid obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions. Stocks of companies in the information technology sector, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Technological developments, fixed rate pricing, and the ability to retain skilled employees can significantly affect the industries in the information technology sector. Additionally, success in the internet services and infrastructure industry is subject to continued demand for internet services.
Materials Sector Risk. The materials sector includes companies in the chemicals, construction materials, containers and packaging, metals and mining, and paper and forest products industries. Changes in world events, political, environmental and economic conditions, energy conservation, environmental policies, commodity price volatility, changes in currency exchange rates, imposition of import and export controls, increased competition, and labor relations may adversely affect companies engaged in the production and distribution of materials. Other risks may include liabilities for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control. Companies in the chemicals industry may be subject to risks associated with the production, handling and disposal of hazardous components. Metals and mining companies could be affected by supply and demand, operational costs, and liabilities for environmental damage.
Real Estate Sector Risk. The real estate sector includes companies involved in real estate management and development and issuers of equity real estate investment trusts (REITs). Securities of companies in the real estate sector may be adversely affected by, among other things, rental income fluctuation, depreciation, property tax value changes, differences in real estate market values, overbuilding and extended vacancies, increased competition, costs of materials, operating expenses or zoning laws, costs of environmental clean-up or damages from natural disasters, cash flow fluctuations, and defaults by borrowers and tenants.
Utilities Sector Risk. The utilities sector includes electric utilities, gas utilities, water utilities, multi-utilities (electric, gas and water), and independent power and renewable electricity producers. Companies in the utilities sector are affected by supply and demand, consumer incentives, operating costs, government regulation, environmental factors, liabilities for environmental damage and general civil liabilities, and rate caps or rate changes. The value of regulated utility company stocks may have an inverse relationship to the movement of interest rates. Also, certain utility companies have experienced full or partial deregulation in recent years, which may permit them to diversify outside of their original geographic regions and their traditional lines of business. Conversely, companies that remain heavily regulated may be at a competitive disadvantage, making them less profitable. In addition, natural disasters, terrorist attacks, government intervention or other factors may render a utility company’s equipment unusable and may have an adverse impact on profitability. Utility companies are subject to the high cost of borrowing to finance capital construction during inflationary periods, restrictions on operations and increased costs and delays associated with compliance with environmental and nuclear safety regulations, and the difficulties involved in obtaining natural gas for resale or fuel for generating electricity at reasonable prices. Other risks include those related to the construction and operation of nuclear power plants, the effects of energy conservation, and the effects of regulatory changes.
Non-Diversification Risk. The Fund can invest a larger portion of its assets in the stocks of a limited number of companies than a diversified fund, which means it may have more exposure to the price movements of a single security or small group of securities than funds that diversify their investments among many companies.

Risk Lose Money [Text]	rr_RiskLoseMoney	All investments carry some degree of risk that will affect the value of the Fund, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Fund can invest a larger portion of its assets in the stocks of a limited number of companies than a diversified fund, which means it may have more exposure to the price movements of a single security or small group of securities than funds that diversify their investments among many companies.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Historical Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Ordinarily, this section of the prospectus contains information that would allow you to evaluate the Fund’s performance using several different measures such as yearly changes in performance, best and worst quarterly returns and average annual total returns before and after taxes compared to a relevant benchmark. However, the Fund has not yet commenced operations and as such does not have a full calendar year of performance.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	However, the Fund has not yet commenced operations and as such does not have a full calendar year of performance.
Wasatch Long/Short Alpha Fund | INVESTOR CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a % of amount redeemed on shares held 60 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Maximum Account Fee	rr_MaximumAccountFeeOverAssets	none
Management Fee	rr_ManagementFeesOverAssets	1.25%
Dividend Expense on Short Sales, Borrowing Costs and Related Interest Expense Attributable to Securities Sold Short	rr_Component1OtherExpensesOverAssets	0.75%	[1]
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	2.96%
Other Expenses	rr_OtherExpensesOverAssets	3.71%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.96%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	2.46%
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	2.50%	[3]
1 YEAR	rr_ExpenseExampleYear01	$ 253
3 YEARS	rr_ExpenseExampleYear03	$ 1,270
Wasatch Long/Short Alpha Fund | INSTITUTIONAL CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a % of amount redeemed on shares held 60 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Maximum Account Fee	rr_MaximumAccountFeeOverAssets	none
Management Fee	rr_ManagementFeesOverAssets	1.25%
Dividend Expense on Short Sales, Borrowing Costs and Related Interest Expense Attributable to Securities Sold Short	rr_Component1OtherExpensesOverAssets	0.75%	[1]
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	2.06%
Other Expenses	rr_OtherExpensesOverAssets	2.81%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.06%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	1.81%
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	2.25%	[3]
1 YEAR	rr_ExpenseExampleYear01	$ 228
3 YEARS	rr_ExpenseExampleYear03	$ 1,070

[1]	Dividends on short sales are the dividends paid to the lenders of borrowed securities. The expenses related to dividends on short sales, borrowing costs and related interest expenses attributable to securities sold short are estimated and will vary depending on whether the securities the Fund sells short pay dividends, the amount of any such dividends, the borrowing costs, financing fees and other charges paid in connection with borrowing the security to be sold short, and maintaining related margin collateral.
[2]	Other Expenses are based on estimates for the current fiscal year.
[3]	Wasatch Advisors, Inc., doing business as Wasatch Global Investors (Advisor), the Fund’s investment advisor, has contractually agreed to reimburse the Investor Class shares and Institutional Class shares of the Fund for Total Annual Fund Operating Expenses in excess of 1.75% and 1.50%, respectively, of average daily net assets until at least January 31, 2023, excluding fees and expenses incurred in borrowing securities and selling portfolio securities short including the enhanced custody fees (which include borrowing costs, financing fees and other charges paid in connection with borrowing the security to be sold short and maintaining related margin collateral) and dividend expense on short sales/interest expense, interest, taxes, brokerage commissions, other investment related costs, acquired fund fees and expenses, and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of business. The Fund may only make repayments to the Advisor for amounts reimbursed if such repayment does not cause the Fund’s expense ratio, after the repayment is taken into account, to exceed both (i) the expense cap in place at the time such amounts were waived; and (ii) the Fund’s current expense cap. The Board of Trustees is the only party that can terminate the contractual limitation prior to the contract’s expiration. The Advisor can rescind the contractual limitation on expenses at any time after its expiration date. Shareholder expenses will increase if the Advisor does not renew the contractual expense cap after its expiration date.